UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:


  /s/ Wayne Cooperman           New York, New York            November 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $ 1,200,405
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number            Name
          --------------------            ------------------------------
     1.   028-13397                       Cobalt Offshore Master Fund LP

     2.   028-10572                       Cobalt Partners, L.P.

     3.   028-12326                       Cobalt Partners II, L.P.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
--------------                ---------------   ---------  --------  ------------------  -----------  -------- ---------------------
                                                             VALUE    SHS OR   SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION     MGRS     SOLE    SHARED NONE
--------------                ---------------   ---------  --------  --------- --- ----  -----------  -------- --------  ------ ----
AMDOCS LTD                     ORD              G02602103    8,136     300,000  SH      SHARED-DEFINED  1,2,3     300,000
AMERICAN TOWER CORP            CL A             029912201   37,660     700,000  SH      SHARED-DEFINED  1,2,3     700,000
AON CORP                       COM              037389103   23,453     558,659  SH      SHARED-DEFINED  1,2,3     558,659
APPLE INC                      COM              037833100   15,253      40,000  SH      SHARED-DEFINED  1,2,3      40,000
ATLAS ENERGY LP                COM UNITS LP     04930A104   32,320   1,740,452  SH      SHARED-DEFINED  1,2,3   1,740,452
BE AEROSPACE INC               COM              073302101   44,144   1,333,244  SH      SHARED-DEFINED  1,2,3   1,333,244
CABOT OIL & GAS CORP           COM              127097103   15,478     250,000  SH      SHARED-DEFINED  1,2,3     250,000
CF INDS HLDGS INC              COM              125269100    9,971      80,810  SH      SHARED-DEFINED  1,2,3      80,810
CHEVRON CORP NEW               COM              166764100   40,740     440,000  SH      SHARED-DEFINED  1,2,3     440,000
CME GROUP INC                  COM              12572Q105    9,856      40,000  SH      SHARED-DEFINED  1,2,3      40,000
CROWN CASTLE INTL CORP         COM              228227104   12,201     300,000  SH      SHARED-DEFINED  1,2,3     300,000
CSX CORP                       COM              126408103   29,697   1,590,640  SH      SHARED-DEFINED  1,2,3   1,590,640
CUMMINS INC                    COM              231021106   14,963     183,230  SH      SHARED-DEFINED  1,2,3     183,230
DANA HLDG CORP                 COM              235825205   21,332   2,031,610  SH      SHARED-DEFINED  1,2,3   2,031,610
DENBURY RES INC                COM NEW          247916208    5,750     500,000  SH      SHARED-DEFINED  1,2,3     500,000
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2    9,675   9,700,000 PRN      SHARED-DEFINED  1,2,3   9,700,000
DIGITAL RIV INC                COM              25388B104    2,073     100,000  SH      SHARED-DEFINED  1,2,3     100,000
DOMTAR CORP                    COM NEW          257559203   30,957     454,110  SH      SHARED-DEFINED  1,2,3     454,110
EBAY INC                       COM              278642103   11,796     400,000  SH      SHARED-DEFINED  1,2,3     400,000
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140   30,609   1,425,000  SH      SHARED-DEFINED  1,2,3   1,425,000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    6,090     200,000  SH      SHARED-DEFINED  1,2,3     200,000
GRAFTECH INTL LTD              COM              384313102   19,051   1,500,100  SH      SHARED-DEFINED  1,2,3   1,500,100
HARVEST NATURAL RESOURCES IN   COM              41754V103    2,777     324,025  SH      SHARED-DEFINED  1,2,3     324,025
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    4,588     515,496  SH      SHARED-DEFINED  1,2,3     515,496
HOLLYFRONTIER CORP             COM              436106108   75,597   2,883,190  SH      SHARED-DEFINED  1,2,3   2,883,190
JPMORGAN CHASE & CO            COM              46625H100    5,660     187,922  SH      SHARED-DEFINED  1,2,3     187,922
KKR FINANCIAL HLDGS LLC        COM              48248A306   36,360   4,893,641  SH      SHARED-DEFINED  1,2,3   4,893,641
KKR FINANCIAL HLDGS LLC        NOTE 7.000% 7/1  48248AAB4   21,807  21,275,000 PRN      SHARED-DEFINED  1,2,3  21,275,000
KKR FINANCIAL HLDGS LLC        NOTE 7.500% 1/1  48248AAD0   41,871  34,285,000 PRN      SHARED-DEFINED  1,2,3  34,285,000
LEAR CORP                      COM NEW          521865204   60,288   1,405,312  SH      SHARED-DEFINED  1,2,3   1,405,312
LENNAR CORP                    CL A             526057104    1,354     100,000  SH      SHARED-DEFINED  1,2,3     100,000
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100   12,401     507,605  SH      SHARED-DEFINED  1,2,3     507,605
MARATHON PETE CORP             COM              56585A102   33,862   1,251,375  SH      SHARED-DEFINED  1,2,3   1,251,375
MERITOR INC                    COM              59001K100   15,791   2,236,712  SH      SHARED-DEFINED  1,2,3   2,236,712
MICRON TECHNOLOGY INC          COM              595112103    3,317     658,198  SH      SHARED-DEFINED  1,2,3     658,198
ORACLE CORP                    COM              68389X105   11,783     410,000  SH      SHARED-DEFINED  1,2,3     410,000
PIONEER NAT RES CO             COM              723787107   63,172     960,500  SH      SHARED-DEFINED  1,2,3     960,500
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297   34,202   1,759,349  SH      SHARED-DEFINED  1,2,3   1,759,349
RANGE RES CORP                 COM              75281A109   11,692     200,000  SH      SHARED-DEFINED  1,2,3     200,000
SLM CORP                       COM              78442P106   31,168   2,503,477  SH      SHARED-DEFINED  1,2,3   2,503,477
SM ENERGY CO                   COM              78454L100   17,940     295,791  SH      SHARED-DEFINED  1,2,3     295,791
SPDR GOLD TRUST                GOLD SHS         78463V107   49,022     310,150  SH      SHARED-DEFINED  1,2,3     310,150
SWIFT TRANSN CO                CL A             87074U101    2,849     442,392  SH      SHARED-DEFINED  1,2,3     442,392
TE CONNECTIVITY LTD            REG SHS          H84989104    5,628     200,000  SH      SHARED-DEFINED  1,2,3     200,000
TYCO INTERNATIONAL LTD         SHS              H89128104   31,536     773,900  SH      SHARED-DEFINED  1,2,3     773,900
TYSON FOODS INC                CL A             902494103   34,813   2,005,363  SH      SHARED-DEFINED  1,2,3   2,005,363
UNION PAC CORP                 COM              907818108   24,501     300,000  SH      SHARED-DEFINED  1,2,3     300,000
UNITED CONTL HLDGS INC         COM              910047109   43,311   2,234,805  SH      SHARED-DEFINED  1,2,3   2,234,805
WHITING PETE CORP NEW          COM              966387102    7,016     200,000  SH      SHARED-DEFINED  1,2,3     200,000
WILLIAMS COS INC DEL           COM              969457100   43,467   1,785,819  SH      SHARED-DEFINED  1,2,3   1,785,819
XL GROUP PLC                   SHS              G98290102   41,427   2,203,549  SH      SHARED-DEFINED  1,2,3   2,203,549





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